Property and Equipment, Net - Depreciation expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property and Equipment, Net
Depreciation expenses	$ 4.3	¥ 29.4	¥ 32.2	¥ 37.2